Exit Costs and Impairments - Summary of Restructuring Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
2024 Efficiency Program
Restructuring Reserve [Roll Forward]
Cost incurred	$ 90,492
Cash payments	(35,787)
Non-cash settlements	(6,423)
Foreign currency translation adjustment	33
Liability at end of period	48,315
2024 Efficiency Program | Employee-related costs
Restructuring Reserve [Roll Forward]
Cost incurred	30,205
Cash payments	(7,949)
Non-cash settlements	0
Foreign currency translation adjustment	(421)
Liability at end of period	21,835
2024 Efficiency Program | Exit and other costs
Restructuring Reserve [Roll Forward]
Cost incurred	60,287
Cash payments	(27,838)
Non-cash settlements	(6,423)
Foreign currency translation adjustment	454
Liability at end of period	26,480
2024 Restructuring Plan
Restructuring Reserve [Roll Forward]
Liability at beginning of period	7,557	$ 4,639
Cost incurred		7,617
Release of accruals	(993)	(669)
Cash payments	(5,992)	(4,167)
Foreign currency translation adjustment	(264)	137
Liability at end of period	308	7,557
2024 Restructuring Plan | Employee-related costs
Restructuring Reserve [Roll Forward]
Liability at beginning of period	7,410	4,145
Cost incurred		7,457
Release of accruals	(941)	(662)
Cash payments	(5,898)	(3,667)
Foreign currency translation adjustment	(263)	137
Liability at end of period	308	7,410
2024 Restructuring Plan | Exit and other costs
Restructuring Reserve [Roll Forward]
Liability at beginning of period	147	494
Cost incurred		160
Release of accruals	(52)	(7)
Cash payments	(94)	(500)
Foreign currency translation adjustment	(1)	0
Liability at end of period	$ 0	$ 147